Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities
Net loss	$ (2,738)	$ (12,330)
Adjustments to reconcile net loss to net cash provided by operating activities
Depreciation	1,236	1,571
Provision for loan losses	5,436	11,040
Deferred income taxes	(13)	5,110
Gain on sale of securities	(957)	(301)
Gain on sale of loans	(77)	(401)
(Gain) loss on sale of assets	363	(813)
Stock option plan expense	90	33
Premium amortization on securities, net	501	676
Other-than-temporary impairment loss	92	1,302
Loans originated for sale in the secondary market	(4,509)	(23,752)
Proceeds from sale of loans	5,339	25,842
Earnings on bank owned life insurance	(749)	(747)
Net changes in other assets and other liabilities	1,785	2,800
Net cash provided by operating activities	5,799	10,030
Securities
Purchases	(61,537)	(25,199)
Sales, maturities, principal payments, and calls	43,723	49,175
Net change in loans	55,047	51,859
Proceeds from sale of real estate owned	2,308	3,224
Investment in unconsolidated affiliates		2,061
Premises and equipment expenditures	(168)	(311)
Net cash provided by investing activities	39,373	80,809
Cash flows from financing activities
Net change in deposits	(19,648)	(92,379)
Net change in federal funds purchased and other short-term borrowings	(1,265)	(1,746)
Repayment of Federal Home Loan Bank advances	(18,466)	(4,646)
Net cash used in financing activities	(39,379)	(98,771)
Net change in cash and cash equivalents	5,793	(7,932)
Cash and cash equivalents at beginning of year	33,521	41,453
Cash and cash equivalents at end of year	39,314	33,521
Cash paid during the year for:
Interest on deposits and borrowings	5,116	7,221
Income taxes	0	0
Supplemental disclosure of non cash investing and financing activities:
Transfers from loans to real estate owned	$ 1,951	$ 3,487